SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”)

Effective immediately, Alexi Makkas of Wells Capital Management Incorporated is added as a Portfolio Manager for the Fund. A biographical description for Mr. Makkas is added as follows:

“Mr. Makkas joined Wells Capital Management in 2015, where he serves as a Senior Portfolio Manager and Head of the Beacon Growth Equity team. Prior to joining Wells Capital Management, he served as a senior equity analyst at Alydar Capital.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Alexi Makkas[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Makkas became portfolio manager of the Fund in April 2015. The information presented in this table is as of the date of this supplement.

Portfolio Manager	Fund	Beneficial Ownership
Alexi Makkas	Traditional Small Cap Growth Fund	$0

Effective immediately, all references to Linda Z. Freeman, CFA, Jeffrey S. Drummond, CFA and Jeffrey Harrison, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

April 8, 2015                                                                                                               SCR045/P201SP2